Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	PIONEER SERIES TRUST X
Central Index Key	0001174520
Amendment Flag	false
Document Creation Date	May 23, 2012
Document Effective Date	May 23, 2012
Prospectus Date	Mar 30, 2012

Pioneer Fundamental Growth Fund

Supplement to the Prospectus and Summary Prospectus, each dated March 30, 2012

Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.09% of the average daily net assets attributable to Class A Shares. The expense limit will be in effect through August 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Supplement Text Block	pstx1_SupplementTextBlock

Pioneer Fundamental Growth Fund

Supplement to the Prospectus and Summary Prospectus, each dated March 30, 2012

Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.09% of the average daily net assets attributable to Class A Shares. The expense limit will be in effect through August 1, 2013.

Pioneer Fundamental Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pstx1_SupplementTextBlock

Pioneer Fundamental Growth Fund

Supplement to the Prospectus and Summary Prospectus, each dated March 30, 2012

Pioneer has agreed contractually to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.09% of the average daily net assets attributable to Class A Shares. The expense limit will be in effect through August 1, 2013.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Document Creation Date	dei_DocumentCreationDate	May 23, 2012